Acquisition of Thinking Tree Spirits (Details) - USD ($)			1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 16, 2025	Nov. 25, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Aug. 31, 2024	Dec. 31, 2023
Business Combination, Consideration Transferred, Equity Interest [Line Items]
True-up shares (in Shares)			134,137
Contingent consideration, liability fair value						$ 127,076		$ 127,076
Claims in exchange	$ 140,000
Post acquisition aggregate revenue milestone payments								$ 2,400,000
Milestone payment, new tasting room agreement Pperiod								3 years
Milestone payment, new tasting room agreement								$ 395,000
Milestone payment, payable 30 days after opening new tasting room								$ 395,000
Milestone payment, payable 30 days after opening new tasting room period								30 days
Intangible assets						403,165		$ 421,151
Common Stock [Member]
Business Combination, Consideration Transferred, Equity Interest [Line Items]
Acquisition of Thinking Tree Spirits (in Shares)				14			50,972	50,958
Thinking Tree Dissenter [Member] | Pending Litigation [Member]
Business Combination, Consideration Transferred, Equity Interest [Line Items]
Litigation, damages sought, plus interest	470,000
Thinking Tree Dissenter [Member] | Pending Litigation [Member] | Forecast [Member]
Business Combination, Consideration Transferred, Equity Interest [Line Items]
Litigation, damages sought, plus interest	$ 470,000
Thinking Tree Spirits, Inc [Member]
Business Combination, Consideration Transferred, Equity Interest [Line Items]
Payments to shareholders, net		$ 670,686	$ 670,686		$ 670,686	670,686		$ 670,686
Payments to shareholders						720,686		$ 720,686
Amount held back for post-closing accounting true-ups					50,000	$ 50,000
Business acquisition, share price (in Dollars per share)						$ 13.16		$ 13.16
True-up share price (in Dollars per share)			$ 5
True-up shares, increase (in Shares)		116,713
Contingent consideration, liability fair value					127,076			$ 50,000
Shares of common stock (in Shares)						83,407		83,407
Total Purchase Consideration					$ 847,762			$ 847,762
Intangible assets								$ 1,011,021
Thinking Tree Spirits, Inc [Member] | Common Stock [Member]
Business Combination, Consideration Transferred, Equity Interest [Line Items]
Business acquisition, issued shares (in Shares)						50,958
Minimum [Member]
Business Combination, Consideration Transferred, Equity Interest [Line Items]
Useful life						6 years		6 years
Minimum [Member] | Thinking Tree Spirits, Inc [Member]
Business Combination, Consideration Transferred, Equity Interest [Line Items]
Useful life								6 years
Maximum [Member]
Business Combination, Consideration Transferred, Equity Interest [Line Items]
Useful life						10 years		10 years
Maximum [Member] | Thinking Tree Spirits, Inc [Member]
Business Combination, Consideration Transferred, Equity Interest [Line Items]
Useful life								10 years
Common Stock [Member]
Business Combination, Consideration Transferred, Equity Interest [Line Items]
Acquisition of Thinking Tree Spirits (in Shares)								50,958
Post acquisition annual milestone payments related to revenue targets								$ 800,000
Common stock, value issued for revenue is excess of prior year								$ 1
Common Stock [Member] | Thinking Tree Spirits, Inc [Member]
Business Combination, Consideration Transferred, Equity Interest [Line Items]
True-up shares (in Shares)									134,137
IPO [Member]
Business Combination, Consideration Transferred, Equity Interest [Line Items]
Stock price (in Dollars per share)		$ 4	$ 5					$ 4
IPO [Member] | Thinking Tree Spirits, Inc [Member]
Business Combination, Consideration Transferred, Equity Interest [Line Items]
True-up share price (in Dollars per share)		$ 4
IPO [Member] | Thinking Tree Spirits, Inc [Member] | Common Stock [Member]
Business Combination, Consideration Transferred, Equity Interest [Line Items]
True-up shares (in Shares)		167,671
IPO [Member] | Common Stock [Member] | Thinking Tree Spirits, Inc [Member]
Business Combination, Consideration Transferred, Equity Interest [Line Items]
True-up shares (in Shares)		167,671